Related Party Transactions - Transactions with existing related parties (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2025	Jul. 31, 2025	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 28, 2025
Related Party Transaction [Line Items]
Compensation amount				$ (5,819)	$ 1,097	$ 329
Other operating (loss)/income				$ 5,614	$ (469)	(23,359)
Higas Holdings Limited (“Higas”)
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				25.00%	25.00%
Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				$ 1,691	$ 26,360
Other operating (loss)/income				2,100
First FLNG Holdings
Related Party Transaction [Line Items]
Compensation amount				994	691	0
First FLNG Holdings | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				0	18,621
Higas Holdings Limited (“Higas”)
Related Party Transaction [Line Items]
Compensation amount				(6,808)	54	0
Other operating (loss)/income				7,100
Higas Holdings Limited (“Higas”) | Loan to related party
Related Party Transaction [Line Items]
Loan to related party				500
Interest receivable				300	100
Loans and leases receivable, related parties, period increase (decrease)		$ 1,750			1,250
Other operating (loss)/income				7,100
Higas Holdings Limited (“Higas”) | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				1,691	6,006
Magni Partners
Related Party Transaction [Line Items]
Compensation amount				(5)	(22)	(10)
Avenir
Related Party Transaction [Line Items]
Compensation amount				0	374	$ 339
Avenir | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				$ 0	1,733
FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Loan to related party			$ 20,000
Related party transaction rate	22.00%		12.00%
Interest receivable					$ 700		$ 1,000